Offerings	May 20, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.001 par value per share
Amount Registered | shares	4,721,882
Proposed Maximum Offering Price per Unit	50.64
Maximum Aggregate Offering Price	$ 239,116,104.48
Fee Rate	0.01531%
Amount of Registration Fee	$ 36,608.68
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (this “Registration Statement”) shall also cover any additional shares of Class A common stock, par value $0.001 per share (“Class A Common Stock”) of Doximity, Inc. (the “Registrant”) that become issuable under the Registrant’s 2021 Stock Option and Incentive Plan (the “2021 Plan”) and the Registrant’s 2021 Employee Stock Purchase Plan (the “2021 ESPP”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Class A Common Stock.
(2)Estimated in accordance with Rules 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $50.64 per share, which is the average of the high and low prices of Class A Common Stock on May 16, 2025, as reported on the New York Stock Exchange.
(3)Represents an aggregate number of shares of Class A Common Stock that were automatically added to the shares authorized for issuance under the 2021 Plan pursuant to an “evergreen” provision contained in the 2021 Plan. Pursuant to such provision, the number of shares reserved for issuance under the 2021 Plan automatically increases on April 1st of each year by five percent (5%) of the total number of shares of the Registrant’s Class A Common Stock and Class B common stock, par value $0.001 per share (“Class B Common Stock”) issued and outstanding on the immediately preceding March 31st or such lesser number of shares of Class A Common Stock as approved by the Registrant’s board of directors or the Registrant’s compensation committee. The Board of Directors of the Registrant determined that an increase of two and a half percent (2.5%) reserved for issuance under the 2021 Plan on April 1, 2025 was in the best interests of the Registrant.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.001 par value per share
Amount Registered | shares	1,888,753
Proposed Maximum Offering Price per Unit	43.05
Maximum Aggregate Offering Price	$ 81,310,816.65
Fee Rate	0.01531%
Amount of Registration Fee	$ 12,448.69
Offering Note	Estimated in accordance with Rules 457(c) and Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of eighty-five percent (85%) of $50.64 per share, which is the average of the high and low prices of Class A Common Stock on May 16, 2025, as reported on the New York Stock Exchange. Pursuant to the 2021 ESPP, the purchase price of the shares of Class A Common Stock reserved for issuance thereunder will be eighty-five percent (85%) of the lower of the fair market value of a share of Class A Common Stock on the first trading day of the offering period or on the exercise date.
(5)Represents an aggregate number of shares of Class A Common Stock that were automatically added to the shares authorized for issuance under the 2021 ESPP pursuant to an “evergreen” provision contained in the 2021 ESPP. Pursuant to such provision, the number of shares reserved for issuance under the 2021 ESPP automatically increases on April 1st of each year by the lesser of (i) 6,750,000 shares of Class A Common Stock, (ii) one percent (1%) of the total number of shares of Class A Common Stock and Class B Common Stock issued and outstanding on the immediately preceding March 31st or (iii) such lesser number of shares of Class A Common Stock as approved by the administrator of the 2021 ESPP, which is a person or persons appointed by the Registrant’s board of directors. The Board of Directors of the Registrant determined that the standard increase of one percent (1%) reserved for issuance under the 2021 ESPP was in the best interests of the Registrant.